GOING CONCERN	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s financial statements as of November 30, 2023, is prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern.

As of November 30, 2023, and August 31, 2023, the Company had an accumulated deficit of $14,967,589 and $13,523,266 respectively. The Company incurred net loss of $1,524,321 and $ $1,440,362 for the three months ended November 30, 2023, and November 30, 2022, respectively. The cash used in operating activities was $103,466 and $264,216 for the three months ended November 30, 2023, and November 30, 2022, respectively. It was brought to the attention of the Management to assess going concern considering all facts and circumstances about the foreseeable future of the Company as well as its assets and liabilities on the basis that it will be able to realize and discharge them in the normal course of business.

With the development of HVAC business (“HVAC Business”) pursuant to the Transactions (defined in Note 1), the Management believes that the actions to be taken by the Management to further implement the business plans for the HVAC Business including expansion in product offerings, geographical expansion, generate revenue through expansion of revenue streams and customer base (retail, commercial, industrial, projects as well as private label and licensing clientele), improvement of profitability by achieving economies of scale provide the opportunity for the Company to continue as a going concern. In addition, the Company is also working on raising additional funding in conjunction with the Company’s plan to uplist on Nasdaq Capital Market/ NYSE American LLC to finance the operations as well as business expansion.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

The Company’s financial statements as of August 31, 2023, is prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern.

As of August 31, 2023, and August 31, 2022, the Company had an accumulated deficit of $13,523,266 and $7,465,373 respectively. The Company incurred net loss of $6,057,893 and $5,231,877 for the years ended August 31, 2023, and August 31, 2022, respectively. The cash used in operating activities were $1,674,395 and $1,540,167 for FYE 2023 and 2022, respectively. It was brought to the attention of the Management to assess going concern considering all facts and circumstances about the foreseeable future of the Company as well as its assets and liabilities on the basis that it will be able to realize and discharge them in the normal course of business.

With the injection of HVAC business into the Company (“HVAC Business”) pursuant to the Transactions (defined in Note 1), the Management believes that the actions to be taken by the Management to further implement the business plans for the HVAC Business including expansion in product offerings, geographical expansion, generate revenue through expansion of revenue streams and customer base (retail, commercial, industrial, projects as well as private label and licensing clientele), improvement of profitability by achieving economies of scale provide the opportunity for the Company to continue as a going concern. In addition, the Company is also working on raising additional funding to finance the operations as well as business expansion.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.